The Company, basis of presentation and significant accounting policies - Financial instruments (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Potential obligations put provisions, current and non-current	€ 10,686,126,267.1599	€ 10,783,724,000